Federated Strategic Value Fund

A Portfolio of Federated Equity Funds

Class A Shares
Class C Shares
Institutional Shares

SUPPLEMENT TO ProspectusES DATED December 31, 2009

1. Effective June 29, 2010, the Fund is changing its name from “Federated Strategic Value Fund” to “Federated Strategic Value Dividend Fund” in order to better identify the Fund with its primary goal of providing income.

2. Please add the following paragraph to the end of the section entitled “What are the Fund's Investment Strategies?”:

“Because the Fund refers to dividend in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in dividend-producing investments.

June 14, 2010

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450311 (6/10)

Federated equity funds

Federated Strategic Value Fund

Class A Shares
Class C Shares
Institutional Shares

SUPPLEMENT TO Statement of additional information DATED December 31, 2009

Effective June 29, 2010, the Fund is changing its name from “Federated Strategic Value Fund” to “Federated Strategic Value Dividend Fund” in order to better identify the Fund with its primary goal of providing income.

June 14, 2010

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450312 (6/10)